Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements
8. Fair Value Measurements
The following table presents information about the Company’s derivative liabilities that are measured at fair value on a recurring basis as of June 30, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	As of June 30, 2021
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrants	$15,750,000	$—	$—	$15,750,000
Private Placement Warrants	—	12,833,333	—	12,833,333
Forward purchase agreements (FPAs)	—	—	6,190,000	6,190,000

Total	$15,750,000	$12,833,333	$6,190,000	$34,773,333

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrants	$19,350,000	$—	$—	$19,350,000
Private Placement Warrants	—	15,766,667	—	15,766,667
Forward purchase agreements (FPAs)	—	—	24,420,000	24,420,000

Total	$19,350,000	$15,766,667	$24,420,000	$59,536,667

The following table presents the changes in the fair value of the Company’s derivative liabilities that are measured at fair value for the three and six months ended June 30, 2021. The Company did not hold any derivative liabilities measured at fair value as of or for the three and six months ended June 30, 2020.

	Warrants	Private Placement Warrants	Forward Purchase Agreements (FPAs)	Total
Liabilities:
Fair value at March 31, 2021	$12,150,000	$9,900,000	$4,670,000	$26,720,000
Change in fair value	3,600,000	2,933,333	1,520,000	8,053,333

Fair value at June 30, 2021	$15,750,000	$12,833,333	$6,190,000	$34,773,333

	Warrants	Private Placement Warrants	Forward Purchase Agreements (FPAs)	Total
Liabilities:
Fair value at December 31, 2020	$19,350,000	$15,766,667	$24,420,000	$59,536,667
Change in fair value	(3,600,000)	(2,933,334)	(18,230,000)	(24,763,334)

Fair value at June 30, 2021	$15,750,000	$12,833,333	$6,190,000	$34,773,333

The valuation methodology used in the determination of the fair value of financial instruments for which Level 3 inputs were used at June 30, 2021 and December 31, 2020 was a market approach.
The following tables summarize the changes in the fair value of financial instruments for which the Company has used Level 3 inputs to determine fair value for the three and six months ended June 30, 2021. The Company did not hold any Level 3 financial instruments as of or for the three and six months ended June 30, 2020.

	Forward Purchase Agreements (FPAs)	Total
Liabilities:
Fair value at March 31, 2021	$4,670,000	$4,670,000
Change in fair value	1,520,000	1,520,000

Fair value at June 30, 2021	$6,190,000	$6,190,000

	Forward Purchase Agreements (FPAs)	Total
Liabilities:
Fair value at December 31, 2020	$24,420,000	$24,420,000
Change in fair value	(18,230,000)	(18,230,000)

Fair value at June 30, 2021	$6,190,000	$6,190,000

9. Fair Value Measurements
The following table presents information about the Company’s derivative liabilities that are measured at fair value on a recurring basis as of December 31, 2020 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	Level 1	Level 2	Level 3	Total
Liabilities:
Warrants	$19,350,000	$—	$—	$19,350,000
Private Placement Warrants	—	15,766,667	—	15,766,667
Forward purchase agreements (FPAs)	—	—	24,420,000	24,420,000

Total	$19,350,000	$15,766,667	$24,420,000	$59,536,667

The following table presents the changes in the fair value of the Company’s derivative liabilities that are measured at fair value for the year ended December 31, 2020.

	Warrants	Private Placement Warrants	Forward Purchase Agreements (FPAs)	Total
Liabilities:
Fair value when issued (October 2020)	$13,500,000	$11,000,000	$3,110,000	$27,610,000
Change in fair value	5,850,000	4,766,667	21,310,000	31,926,667

Fair value at December 31, 2020	$19,350,000	$15,766,667	$24,420,000	$59,536,667

The valuation methodologies used in the determination of the fair value of financial instruments for which Level 3 inputs were used at December 31, 2020 included a market approach.
The following tables summarize the changes in the fair value of financial instruments for which the Company has used Level 3 inputs to determine fair value (in thousands):

	Warrants	Private Placement Warrants	Forward Purchase Agreements (FPAs)	Total
Liabilities:
Fair value when issued (October 2020)	$13,500,000	$11,000,000	$3,110,000	$27,610,000
Change in fair value	—	—	21,310,000	21,310,000
Transfers	(13,500,000)	(11,000,000)	—	(24,500,000)

Total	$—	$—	$24,420,000	$24,420,000

Transfers between Level 3 and Level 1 and Level 3 and Level 2 during the year ended December 31, 2020 occurred due to a change in observable inputs for the related derivatives. There were no transfers between Level 2 and Level 1 during the year ended December 31, 2020.
Total realized and unrealized gains and losses recorded for Level 3 investments are reported in change in fair value of derivatives on the Statement of Operations.